COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from insurance activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Accrued premiums	$ 6,420,960	$ 6,957,274	$ 6,765,070
Accrued losses	(1,017,709)	(1,357,796)	(907,941)
Production expenses	(876,879)	(1,175,246)	(942,651)
Total	$ 4,526,372	$ 4,424,232	$ 4,914,478